FINANCIAL INSTRUMENTS (Details 6) - Interest rate risk [member] R$ in Thousands	Dec. 31, 2024 BRL (R$)
Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (658,121)
Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(775,157)
Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (287,997)
CDI [Member]
IfrsStatementLineItems [Line Items]
Interest	12.15%
Assets	R$ 9,268,751
Liabilities	(11,116,328)
CDI [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(224,481)
CDI [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(253,426)
CDI [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (195,057)
TJLP [Member]
IfrsStatementLineItems [Line Items]
Interest	7.43%
Liabilities	R$ (775,705)
TJLP [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(57,635)
TJLP [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(62,871)
TJLP [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (52,115)
IPCA [Member]
IfrsStatementLineItems [Line Items]
Interest	4.83%
Liabilities	R$ (18,703)
IPCA [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(903)
IPCA [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(1,047)
IPCA [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (799)
SOFR 6M [Member]
IfrsStatementLineItems [Line Items]
Interest	4.25%
Liabilities	R$ (4,411,472)
SOFR 6M [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(187,488)
SOFR 6M [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(234,120)
SOFR 6M [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (22,423)
SOFR [Member]
IfrsStatementLineItems [Line Items]
Interest	4.49%
Liabilities	R$ (3,992,233)
SOFR [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(179,251)
SOFR [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(210,660)
SOFR [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (12,141)
EURIBOR 3M [Member]
IfrsStatementLineItems [Line Items]
Interest	2.71%
Liabilities	R$ (289,634)
EURIBOR 3M [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(7,861)
EURIBOR 3M [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(12,214)
EURIBOR 3M [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (5,017)
EURIBOR 6M [Member]
IfrsStatementLineItems [Line Items]
Interest	2.57%
Liabilities	R$ (19,550)
EURIBOR 6M [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(502)
EURIBOR 6M [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(819)
EURIBOR 6M [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (445)